Share capital (Tables)	9 Months Ended
Sep. 30, 2026
Equity [Abstract]
Schedule of Shares Redeemed Under Buyback Program
Share redemption activity for the nine months ended September 30, 2026 is set out below:

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Approximate dollar value of shares that may yet be purchased under the program (in millions)
September 9/9/2026 - 9/29/2026	2,359,703	$169.51	2,359,703	$350.0
	2,359,703	$169.51	2,359,703
Share redemption activity for the year ended December 31, 2025 is set out below:

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Approximate dollar value of shares that may yet be purchased under the program (in millions)
March 3/12/2025 - 3/19/2025	1,360,537	$183.75	1,360,537	$750.0
June 6/13/2025 - 6/23/2025	1,717,181	$145.59	1,717,181	$500.0
August 8/15/2025 - 8/20/2025	560,100	$178.20	560,100	$900.2
September 9/10/2025 - 9/19/2025	866,512	$173.33	866,512	$750.0
	4,504,330	$166.51	4,504,330